Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accounts payable	$ 6,319	$ 7,850
Accrued payroll and employee benefits	52,344	47,950
Accrued insurance	13,674	12,916
Accrued interest	1,430	241
Accrued occupancy costs	2,336	2,272
Accrued professional fees	2,135	1,777
Other accrued expenses	18,969	16,027
Accounts payable and accrued expenses	$ 97,207	$ 89,033